Financial instruments (Details 5) - Braskem Idesa [Member] R$ in Millions, $ in Millions	Dec. 31, 2023 USD ($) R$ / $	Dec. 31, 2023 BRL (R$) R$ / $
IfrsStatementLineItems [Line Items]
Discontinued hedge nominal value | $	$ 714
Discontinued hedge gross nominal value | R$		R$ 2,060
Hedge Discontinued One [Member]
IfrsStatementLineItems [Line Items]
Discontinued hedge nominal value | $	$ 514
Conversion rate at inception	2.0017	2.0017
Closing rate	5.5466	5.5466
Discontinued hedge gross nominal value | R$		R$ 1,821
Hedge Discontinued Two [Member]
IfrsStatementLineItems [Line Items]
Discontinued hedge nominal value | $	$ 200
Conversion rate at inception	4.0213	4.0213
Closing rate	5.2177	5.2177
Discontinued hedge gross nominal value | R$		R$ 239